Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Acquired intangible assets [member] | Legal [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset	£ 42
Acquired intangible assets [member] | Exhibitions [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset	23
Internally developed intangible assets [member] | Exhibitions [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible asset	£ 29